Lease Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Lease Commitments [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases	The Company leases its facilities under operating leases beginning a) February 2005 and extended through December 2012 with a month-to-month to lease subsequent to the lease term period and b) April 2012 through March 2017.
Operating Leases, Rent Expense (in dollars)	$ 371,198	$ 435,863
Maximum [Member]
Lease Commitments [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years